Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Transactions and Balances with Related Parties [Abstract]
Schedule of Transactions with Related Parties
	Year ended December 31
	2024	2023
Share-based compensation to non-executive directors	$682	$56

Schedule of Balances with Related Parties
	December 31
	2024	2023
Short-term liabilities -
Other current liabilities	$890	$-

Long-term liabilities -
CLA	$-	$9,780
Long-term debt measured under the fair value option	$-	$21,976